Leases and Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rent expense	$ 74.4	$ 90.7	$ 109.6
Estimated cost of plant construction, expansion and modernization projects	$ 39.9